Change In Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended															12 Months Ended													3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Mar. 31, 2013 Capital in Excess of Par Value	Dec. 31, 2012 Capital in Excess of Par Value	Dec. 31, 2011 Capital in Excess of Par Value	Dec. 31, 2010 Capital in Excess of Par Value	Dec. 31, 2009 Capital in Excess of Par Value	Mar. 31, 2013 Accumulated Deficit	Dec. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Mar. 31, 2013 Foreign Currency Translation	Dec. 31, 2012 Foreign Currency Translation	Dec. 31, 2011 Foreign Currency Translation	Dec. 31, 2010 Foreign Currency Translation	Mar. 31, 2013 Benefit Plan Liabilities	Dec. 31, 2012 Benefit Plan Liabilities	Dec. 31, 2011 Benefit Plan Liabilities	Dec. 31, 2010 Benefit Plan Liabilities	Mar. 31, 2013 Unrealized Gain (Loss) on Available- For-Sale Investments	Dec. 31, 2012 Unrealized Gain (Loss) on Available- For-Sale Investments	Dec. 31, 2011 Unrealized Gain (Loss) on Available- For-Sale Investments	Dec. 31, 2010 Unrealized Gain (Loss) on Available- For-Sale Investments	Mar. 31, 2013 Noncontrolling Interest	Dec. 31, 2012 Noncontrolling Interest	Dec. 31, 2011 Noncontrolling Interest	Dec. 31, 2010 Noncontrolling Interest	Mar. 31, 2013 Redeemable Noncontrolling Interest	Dec. 31, 2012 Redeemable Noncontrolling Interest
Changes In Equity And Comprehensive Income [Line Items]
Beginning Balance	$ (282.2)						$ 31.3							$ 77.4		$ 31.3	$ 77.4	$ 166.4						$ 71.3	$ 71.3	$ 451.5	$ 456.2	$ 456.2	$ (102.5)	$ (211.8)	$ (254.7)	$ (189.3)	$ (5.4)	$ (9.7)	$ (7.4)	$ (17.4)	$ (251.6)	$ (202.2)	$ (137.0)	$ (118.7)	$ 3.3	$ (4.4)	$ 5.4		$ 2.7	$ 7.9	$ 14.9	$ 35.6	$ 1.7
Balance, Shares	100						100									100			100	100	100	100	100
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70.0)											7.1	109.3	42.9	(65.4)													(2.1)	(5.2)	(8.3)	(4.6)	(0.1)	(0.3)
Net income (loss)	5.0															104.1
Foreign currency translation	(3.7)															4.3	(1.0)	11.4															(3.8)	4.3	(2.3)	10.0									0.1		1.3	1.4		(0.4)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	1.1															49.4	65.2	18.3																			1.1	49.4	65.2	18.3
Unrealized gain on available-for-sale investment	3.8															7.7	(9.8)	5.4																							3.8	7.7	(9.8)	5.4
Ending Balance	$ (276.0)	$ (282.2)						$ 31.3								$ (282.2)	$ 31.3	$ 77.4						$ 71.3	$ 71.3	$ 451.5	$ 456.2	$ 456.2	$ (95.4)	$ (102.5)	$ (211.8)	$ (254.7)	$ (9.2)	$ (5.4)	$ (9.7)	$ (7.4)	$ (250.5)	$ (251.6)	$ (202.2)	$ (137.0)	$ 7.1	$ 3.3	$ (4.4)	$ 5.4	$ 0.7	$ 2.7	$ 7.9	$ 14.9	$ 1.6	$ 1.7
Balance, Shares	100	100						100								100	100		100	100	100	100	100

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.